Segments - Summary of Results by Segment (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employee	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,437	£ 3,295	£ 3,606
Non-interest income	521	875	937
Total operating income/(expense)	3,958	4,170	4,543
Operating expenses before credit impairment losses, provisions and charges	(2,487)	(2,526)	(2,563)
Credit impairment losses	(645)	(220)	(153)
Provisions for other liabilities and charges	(274)	(443)	(260)
Total operating credit impairment losses, provisions and charges	(919)	(663)	(413)
Profit before tax	552	981	1,567
Revenue from external customers	3,958	4,170	4,543
Inter-segment revenue	3,958	4,170	4,543
Total operating income/(expense)	3,958	4,170	4,543
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	492	758	753
Insurance, protection and investments	65	77	105
Credit cards	67	86	85
Non-banking and other fees	132	196	227
Total fee and commission income	756	1,117	1,170
Fee and commission expense	(373)	(428)	(421)
Net fee and commission income/(expense)	383	689	749
Customer loans	210,369	205,298	199,869
Assets	299,064	288,488	289,381
Customer deposits	191,732	177,821	172,131
Total liabilities	£ 282,819	£ 272,147	£ 273,161
Average number of full-time equivalent staff | Employee	22,139	23,706	24,210
Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0	£ 0
Retail Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,105	2,827	3,076
Non-interest income	375	691	632
Total operating income/(expense)	3,480	3,518	3,708
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(1,980)	(1,914)
Credit impairment losses	(308)	(156)	(135)
Provisions for other liabilities and charges	(175)	(290)	(228)
Total operating credit impairment losses, provisions and charges	(483)	(446)	(363)
Profit before tax	1,084	1,092	1,431
Revenue from external customers	4,175	4,255	4,361
Total operating income/(expense)	3,480	3,518	3,708
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	441	696	690
Insurance, protection and investments	65	76	105
Credit cards	67	86	85
Non-banking and other fees	15	61	76
Total fee and commission income	588	919	956
Fee and commission expense	(335)	(373)	(382)
Net fee and commission income/(expense)	253	546	574
Customer loans	186,476	178,762	171,134
Assets	195,142	185,920	177,959
Customer deposits	152,167	142,735	139,976
Total liabilities	£ 152,715	£ 143,602	£ 140,750
Average number of full-time equivalent staff | Employee	19,151	20,594	20,964
Retail Banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (695)	£ (737)	£ (653)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	364	422	470
Non-interest income	93	109	115
Total operating income/(expense)	457	531	585
Operating expenses before credit impairment losses, provisions and charges	(316)	(324)	(318)
Credit impairment losses	(294)	(45)	(8)
Provisions for other liabilities and charges	(12)	(22)	(16)
Total operating credit impairment losses, provisions and charges	(306)	(67)	(24)
Profit before tax	(165)	140	243
Revenue from external customers	549	633	750
Total operating income/(expense)	457	531	585
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	41	49	49
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	47	58	65
Total fee and commission income	88	107	114
Fee and commission expense	(19)	(23)	(25)
Net fee and commission income/(expense)	69	84	89
Customer loans	17,626	18,391	19,858
Assets	17,626	18,391	19,858
Customer deposits	24,985	20,546	19,695
Total liabilities	£ 25,011	£ 20,572	£ 19,723
Average number of full-time equivalent staff | Employee	2,092	2,151	2,102
Corporate & Commercial Banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (92)	£ (102)	£ (165)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	55	62	69
Non-interest income	68	70	132
Total operating income/(expense)	123	132	201
Operating expenses before credit impairment losses, provisions and charges	(114)	(130)	(203)
Credit impairment losses	(7)	(22)	(14)
Provisions for other liabilities and charges	(10)	(16)	8
Total operating credit impairment losses, provisions and charges	(17)	(38)	(22)
Profit before tax	(8)	(36)	(24)
Revenue from external customers	123	138	245
Total operating income/(expense)	123	132	201
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	10	13	14
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	66	67	81
Total fee and commission income	76	80	95
Fee and commission expense	(10)	(17)	(14)
Net fee and commission income/(expense)	66	63	81
Customer loans	2,784	4,041	4,543
Assets	2,784	4,046	3,244
Customer deposits	6,506	6,102	4,853
Total liabilities	£ 6,517	£ 6,233	£ 4,400
Average number of full-time equivalent staff | Employee	716	804	985
Corporate & Investment Banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ (6)	£ (44)
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(87)	(16)	(9)
Non-interest income	(15)	5	58
Total operating income/(expense)	(102)	(11)	49
Operating expenses before credit impairment losses, provisions and charges	(144)	(92)	(128)
Credit impairment losses	(36)	3	4
Provisions for other liabilities and charges	(77)	(115)	(8)
Total operating credit impairment losses, provisions and charges	(113)	(112)	(4)
Profit before tax	(359)	(215)	(83)
Revenue from external customers	(889)	(856)	(813)
Total operating income/(expense)	(102)	(11)	49
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	1	0
Credit cards	0	0	0
Non-banking and other fees	4	10	5
Total fee and commission income	4	11	5
Fee and commission expense	(9)	(15)	0
Net fee and commission income/(expense)	(5)	(4)	5
Customer loans	3,483	4,104	4,334
Assets	83,512	80,131	88,320
Customer deposits	8,074	8,438	7,607
Total liabilities	£ 98,576	£ 101,740	£ 108,288
Average number of full-time equivalent staff | Employee	180	157	159
Corporate Centre | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 787	£ 845	£ 862